Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

Property and equipment consist of the following (amounts in thousands):

	As of December 31,
	2018	2017
Property and equipment, net:
Leasehold improvements	$771	$1,592
Computer systems and software	73,283	65,985
Furniture and fixtures	3,016	2,855
	77,070	70,432
Accumulated depreciation	(40,531)	(37,643)
	$36,539	$32,789

Depreciation expense for property and equipment was $11,434,000, $8,818,000 and $8,160,000 for the years ended December 31, 2018, 2017 and 2016, respectively.